Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents
Summary of cash and cash equivalents balance

	As of December 31,
	2022 (As adjusted)	2023
	RMB	RMB
Short‑term bank deposits with initial terms within three months	52,767	155,819
Cash at bank	1,215,745	2,234,479
Cash and cash equivalents	1,268,512	2,390,298